Item 1. Report to Shareholders

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.


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T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning
of period      $   9.91   $  10.16   $  10.04   $   9.41   $   9.39   $   9.87

Investment
activities

  Net investment
  income (loss)    0.16       0.31       0.45       0.58       0.62       0.61

  Net realized
  and unrealized
  gain (loss)     (0.06)     (0.08)      0.14       0.63       0.02      (0.48)

  Total from
  investment
  activities       0.10       0.23       0.59       1.21       0.64       0.13

Distributions

  Net investment
  income          (0.21)     (0.41)     (0.47)     (0.58)     (0.62)     (0.61)

  Net realized
  gain             --        (0.07)      --         --         --         --

  Total
  distributions   (0.21)     (0.48)     (0.47)     (0.58)     (0.62)     (0.61)

NET ASSET VALUE

End of
period         $   9.80   $   9.91   $  10.16   $  10.04   $   9.41   $   9.39
               -----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^      1.00%      2.31%      6.04%     13.29%      7.16%      1.39%

Ratio of total
expenses to
average net
assets             0.60%!     0.60%      0.60%      0.60%      0.60%      0.60%

Ratio of net
investment
income (loss)
to average
net assets         3.43%!     3.21%      4.45%      5.99%      6.71%      6.41%

Portfolio
turnover
rate              276.2%!    312.0%     327.9%      71.0%      72.7%      89.9%

Net assets,
end of
period (in
thousands)      $ 83,308   $ 92,684   $109,526   $ 92,204   $ 62,885   $ 63,843

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Summit GNMA Fund
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Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments ss.                            $Par              Value
--------------------------------------------------------------------------------
(Amounts in 000s)

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 93.7%

U.S. Government Agency Obligations +/- 3.0%

Federal Home Loan Mortgage

    6.50%, 7/1/14                                      586                  622

    7.00%, 11/1/30                                      81                   86

  CMO

    4.105%, 10/27/31                                   500                  506

    4.50%, 3/15/16                                   1,100                1,092

  IO

    4.50%, 6/15/11 - 4/15/18                         1,579                  172

Federal National Mortgage Assn., IO,
8.50%, 4/1/22                                           44                    9

                                                                          2,487

U.S. Government Obligations 90.7%

Government National Mortgage Assn.

    5.00%, 12/15/17 - 10/20/33                      12,713               12,471

    5.50%, 10/15/17 - 4/20/34                       18,754               18,982

    6.00%, 12/15/08 - 4/15/34                       12,752               13,210

    6.50%, 12/15/14 - 3/20/34                        7,259                7,621

    6.75%, 2/15/41                                     528                  541

    7.00%, 3/15/13 - 10/15/31                        4,779                5,084

    7.37%, 8/15/33                                     384                  403

    7.50%, 9/15/12 - 3/15/32                         2,210                2,374

    8.00%, 4/15/17 - 2/15/30                           671                  717

    8.50%, 6/15/16 - 3/15/27                           365                  402

    9.00%, 4/15/18 - 3/20/25                            76                   85

    9.50%, 7/15/09 - 12/20/20                          123                  137

    10.00%, 8/15/13 - 3/15/26                          311                  350

    10.50%, 1/15/16 - 10/15/19                          78                   89

    11.00%, 12/15/09 - 9/20/17                          18                   20

  CMO

    5.00%, 8/16/28                                     519                  532

    5.50%, 2/20 - 10/20/30                           2,325                2,329

    6.00%, 5/20/29 ++                                1,000                1,031

    6.50%, 9/20/28 - 3/20/32                         1,293                1,318


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  IO

    6.50%, 1/20 - 8/20/30                              277                    7

  Principal Only, 3/16/28                               70                   62

  TBA

    5.50%, 1/1/33 - 1/1/34                           3,519                3,519

    6.00%, 1/1/34                                    4,157                4,255

                                                                         75,539

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $78,312)                                               78,026

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.6%

Commercial Mortgage-Backed   6.1%

Bear Stearns Commercial Mortgage Securities

  Series 2004-T14, Class A2, CMO, 4.17%,
  1/12/41                                              425                  426

  Series 2002-TOP8, Class A2, CMO, 4.83%,
  8/15/38                                              500                  496

DLJ Commercial Mortgage, Series 1999-CG2
Class A1B, CMO, 7.30%, 6/10/32                         450                  509

General Electric Capital, Series 2001-1
Class A2, CMO, 6.531%, 5/15/33                         550                  604

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO,
3.659%, 10/8/08                                        335                  337

J.P. Morgan Chase Commercial Mortgage
Series 2001-CIBC, Class A3, CMO,
6.26%, 3/15/33                                         400                  433

J.P. Morgan Commercial Mortgage Finance
  Series 1999-C7, Class A2, CMO,
  6.507%, 10/15/35                                     500                  544

  Series 1999-PLS1, Class A2, CMO, 144A,
  6.903%, 2/15/32                                      895                  996

LB-UBS Commercial Mortgage Trust, Series 2004-C2
Class A2, CMO, 3.246%, 3/15/29                         265                  255

Morgan Stanley Dean Witter Capital, Series 2002
Class A2, CMO, 5.98%, 1/15/39                          450                  479

                                                                          5,079

Home Equity Loans-Backed   1.9%

BankBoston Home Equity Loan Trust, Series 1998-1
Class A6, 6.35%, 2/25/13                               430                  443

Chase Funding Mortgage Loan

  Series 2003-1, Class 1A6, 4.458%, 3/25/14            550                  549

  Series 2002-2, Class 1M1, 5.599%, 9/25/31            350                  360

  Series 2002-3, Class 1A6, 4.707%, 8/25/13            285                  286

                                                                          1,638

Whole Loans-Backed   1.6%

Bank of America Mortgage Securities

  Series 2003-L, Clas 2A2, CMO,  4.368%,
  1/25/34                                              899                  902

  Series 2004-A, Class 2A2, CMO, 4.184%,
  2/25/34                                              420                  418

                                                                          1,320

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $8,137)                                                 8,037

ASSET-BACKED SECURITIES   1.2%

Citibank Credit Card Issuance Trust,
Series 2000-A3 Class A3, 6.875%, 11/16/09              475                  524

Reliant Energy Transition Bond, Series 2001-1
Class A4, 5.63%, 9/15/15                               450                  473

Total Asset-Backed Securities (Cost  $978)                                  997

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.6%

U.S. Treasury Obligations 0.6%

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13                                        507                  500

Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost  $505)                                    500

MONEY MARKET FUNDS  4.8%

T. Rowe Price Government Reserve
Investment Fund, 0.97% #                             3,978                3,978

Total Money Market Funds (Cost  $3,978)                                   3,978

Total Investments in Securities
109.9% of Net Assets (Cost $91,910)                                     $91,538
                                                                        -------


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Futures Contracts
($ 000s)

                                                  Contract           Unrealized
                                 Expiration        Value             Gain (Loss)
                                ------------    -----------        ------------
Short, 34 U.S. Treasury 5 year
contracts, $95 par of 6%,
5/20/29 Government National
Mortgage Assn. Bonds pledged
as initial margin                 6/04         $    (3,738)       $          74

Net payments (receipts) of
variation margin to date                                                    (81)

Variation margin receivable
(payable) on open futures
contracts                                                         $          (7)
                                                                  -------------

ss.  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at April 30, 2004.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $996 and represents 1.1% of net assets

CMO  Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

TBA  To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Summit GNMA Fund
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Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $91,910)         $             91,538

Other assets                                                                577

Total assets                                                             92,115

Liabilities

Payable for investment securities purchased                               8,635

Other liabilities                                                           172

Total liabilities                                                         8,807

NET ASSETS                                                 $             83,308
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (705)

Undistributed net realized gain (loss)                                      844

Net unrealized gain (loss)                                                 (298)

Paid-in-capital applicable to 8,496,991 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                       83,467

NET ASSETS                                                 $             83,308
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.80
                                                           --------------------


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Income

  Interest                                                 $              1,722

  Dividend                                                                   69

  Total income                                                            1,791

Investment management and administrative expense                            266

Net investment income (loss)                                              1,525

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                571

  Futures                                                                   (97)

  Net realized gain (loss)                                                  474

Change in net unrealized gain (loss)

  Securities                                                             (1,078)

  Futures                                                                    71

  Change in net unrealized gain (loss)                                   (1,007)

Net realized and unrealized gain (loss)                                    (533)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                992
                                                           --------------------


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         1,525      $         3,383

  Net realized gain (loss)                             474                1,212

  Change in net unrealized gain (loss)              (1,007)              (2,198)

  Increase (decrease) in net assets from
  operations                                           992                2,397

Distributions to shareholders

  Net investment income                             (1,878)              (4,259)

  Net realized gain                                   --                   (745)

  Decrease in net assets from distributions         (1,878)              (5,004)

Capital share transactions *

  Shares sold                                        9,111               31,271

  Distributions reinvested                           1,467                4,157

  Shares redeemed                                  (19,068)             (49,663)

  Increase (decrease) in net assets from
  capital share transactions                        (8,490)             (14,235)

Net Assets

Increase (decrease) during period                   (9,376)             (16,842)

Beginning of period                                 92,684              109,526

End of period                              $        83,308      $        92,684
                                           ---------------      ---------------

(Including undistributed net investment
income (loss) of ($705) at 4/30/04 and
($352) at 10/31/03

*Share information

  Shares sold                                          914                3,101

  Distributions reinvested                             148                  413

  Shares redeemed                                   (1,913)              (4,950)

  Increase (decrease) in shares outstanding           (851)              (1,436)


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended April 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $2,490,000 and $266,000, respectively, for the six months ended April 30, 2004. Purchases and sales of U.S. government securities aggregated $124,327,000 and $131,334,000, respectively, for the six months ended April 30, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

At April 30, 2004, the cost of investments for federal income tax purposes was $91,910,000. Net unrealized loss aggregated $298,000 at period-end, of which $1,115,000 related to appreciated investments and $1,413,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.60% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $58,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $69,000.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Summit GNMA Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004